DOCUMENT AND ENTITY INFORMATION - USD ($)	12 Months Ended
	Jul. 31, 2019	Sep. 09, 2019	Jan. 31, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	MAYS J W INC
Entity Central Index Key	0000054187
Current Fiscal Year End Date	--07-31
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding		2,015,780
Entity Public Float			$ 15,934,662
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	NY
Entity File Number	11-1059070